Operating Loss (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss [Abstract]
Depreciation of property, plant and equipment	£ 7,330	£ 3,092	£ 1,432
Depreciation charge for the right-of-use assets	3,567	1,747	848
Amortisation of intangible assets	4,671	4,645	1,903
Impairment of plant and equipment	1,307	0	0
Onerous lease expense	807	0	0
Research and development expenses	128,444	128,865	44,047
Foreign exchange loss/(gain)	1,541	(33,609)	(938)
Loss on forward contracts	0	11,287	0
Share-based payment charge	24,350	30,576	10,466
Fees payable to the Group’s auditors for the audit of the Group and Company’s financial statements	915	904	637
Other audit services provided by the Group's auditors	£ 281	£ 233	£ 1,164